Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Sep. 30, 2011
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 263	$ 2,555	$ 2,555	$ 338
Increase resulting from tax positions taken	4	9	1
Decrease resulting from tax positions taken		(2)	(90)
Cumulative translation adjustments	5	61	14
End of the period	$ 272	$ 2,623	$ 263	$ 338